Bonds, Mortgages and Other Long-Term Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Debt [Line Items]
Total debt	$ 1,330
Less: current portion	(555)
Noncurrent portion	696	$ 989
Bpifrance Innovation R&D Loan [Member]
Schedule of Debt [Line Items]
Total debt	425
Bpifrance Innovation Loan [Member]
Schedule of Debt [Line Items]
Total debt	364
PGE Loans [Member]
Schedule of Debt [Line Items]
Total debt	178
Recoverable Advances [Member]
Schedule of Debt [Line Items]
Total debt	175
Miraex Borrowings [Member]
Schedule of Debt [Line Items]
Total debt	109
Debt [Member]
Schedule of Debt [Line Items]
Total debt	$ 1,251